COMMITMENTS AND CONTINGENCIES (Details 2) In Thousands, unless otherwise specified				12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Claims, adverse result of which may change the company's business practices USD ($)	Dec. 31, 2014 Claims, adverse result of which may change the company's business practices CNY
Litigation, claims and assessments
Losses accrued in Accrued expenses and other liabilities in the consolidated balance sheet	$ 1,519	9,422	6,469	$ 1,519	9,422
Recognized losses				$ 1,241	7,701